Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Organization and Summary of Significant Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies

Note 1 – Organization and Summary of Significance Accounting Policies

A.          General

RR Media LTD (Formerly “RRsat Global Communications Network LTD”) was incorporated in 1981. The company is end-to-end media service partner for broadcasters and content owners and mobile communications services through satellites (MSS).

B.          Principles of Consolidation

The accompanying consolidated financial statements include the accounts of RR Media LTD and its wholly and majority owned subsidiaries (collectively, the Company). All intercompany balances and transactions have been eliminated in consolidation.

C.          Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

D.           Use of estimates

The preparation of consolidated financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets; impairment of reporting units containing goodwill; allocation of fair value of assets and liabilities in acquisitions; allowances for doubtful accounts; the valuation of derivatives, impairment of fixed and intangible assets, valuation of deferred tax assets, share-based compensation, income tax uncertainties and other contingencies.

E.          Functional and reporting currency

The currency of the primary economic environment in which the Company operations are conducted is the U.S dollar. Therefore, transactions denominated in foreign currencies other than the U.S dollar are translated into the functional currency using current exchange rates. Gains and losses from the translation of foreign currency balances are recorded in the statement of income.

Generally, the functional currency of our international subsidiaries is the local currency. The company translates the financial statements of these subsidiaries to U.S. dollars using year-end rates of exchange for assets and liabilities, and average rates of exchange for revenues, costs, and expenses. The Company record translation gains and losses in accumulated other comprehensive income as a component of shareholders' equity.

F.          Cash and cash equivalents

Cash and cash equivalents consist of cash and deposits with original maturity of three months or less from the date of investment.

G.          Marketable securities

Marketable securities at December 31, 2014 and 2013 consist of corporate debentures, corporate shares, government debentures. The Company classifies its debt securities in one of two categories: trading or available- for- sale and its equity securities are classified as trading securities. Trading securities are bought and held principally for the purpose of selling them in the near term. All securities not included in trading are classified as available- for- sale.

Trading and available- for- sale securities are recorded at fair value. The fair value of debt securities and equity securities is based on quoted market prices in active markets at the reporting date for those investments. Unrealized holding gains and losses on trading securities are included in earnings. Unrealized holding gains and losses, net of the related tax effect, on available- for -sale securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income (loss) until realized. Realized gains and losses from the sale of available- for- sale securities are determined on a specific identification basis.

Premiums and discounts on debt securities are amortized or accreted over the life of the related available -for -sale security as an adjustment to yield using the effective interest method. Such amortization and accretion is included in the “Financial income (expenses), net” line item in the consolidated statements of income. Dividend and interest income are recognized when earned.

The Company's consolidated statements of income reflects the full impairment (that is, the difference between the security's amortized cost basis and fair value) on debt securities that the Company intends to sell or would more likely than not be required to sell before the expected recovery of the amortized cost basis. For available for sale (debt securities) that management has no intent to sell and believes that it more likely than not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the rest of the fair value loss is recognized in accumulated other comprehensive income (AOCI). The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected using the Company's cash flow projections using its base assumptions.

A decline in the market value of available-for-sale security below cost that is deemed to be other than temporary results in an impairment to reduce the carrying amount to fair value. To determine whether an impairment is other than temporary, the Company considers all available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable forecasts when developing estimate of cash flows expected to be collected. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

H.          Provision for doubtful accounts

The consolidated financial statements include general and specific provisions for doubtful debts, which, in management's opinion, adequately reflect the estimated losses resulting from accounts receivable for which the collection is not reasonably probable.  Doubtful  debts, which according to Company's management assessment are unlikely to be collected, are written-off  from the Company's books, based on a management resolution.  Management's determination of the adequacy of the provision is based, inter alia, on an evaluation of the risk, by considering the available information on the financial position of the debtors, the volume of their business, the age of the receivable balance, an evaluation of the security received from them and past experience. The changes in the provision during the year:

	2012	2013	2014
Opening balance	$6,892	$7,580	$6,938
Additions during the year	2,895	2,436	1,284
Deductions during the year	(2,207)	(3,078)	(2,899)

Closing balance	$7,580	$6,938	$5,323

I.          Assets held for employees' severance benefits

Assets held for employees severance benefits represent contributions to severance pay funds and cash surrender value of life insurance policies that are recorded at their current redemption value.

J.          Fixed assets

Fixed assets are stated at cost less accumulated depreciation and amortization.

Depreciation is calculated by the straight-line method on the basis of the estimated useful lives of the assets using the following annual rates:

%
Buildings	2-5
Communication equipment	10-15
Office furniture and equipment	6-33
Motor vehicles	15
Leasehold improvements are depreciated over the
shorter of the underlying lease or 10 years.

K.          Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually, on December 31 or upon the occurrence of a trigger event. In accordance with the provisions of FASB ASC Topic 350, Intangibles - Goodwill and Other, the goodwill impairment test is a two step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. In September 2011, the FASB amended its guidance to simplify testing goodwill for impairment, allowing an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If an entity determines as a result of the qualitative assessment that it is more likely than not (> 50% likelihood) that the fair value of a reporting unit is less than its carrying amount, then the quantitative test is required. Otherwise, no further testing is required.

In November 2008, the Company acquired from Bezeq The Israeli Telecommunication Corporation Ltd. ("Bezeq") its satellite business including the Bezeqsat and "711" business units (services to television and radio brand casting companies and mobile satellite communication services) and real property and assets of the Emeq Haela teleport located in Israel. As a result of the acquisition, the Company enhanced its infrustructure and service offering. The Company has accounted for this acquisition as business combination. The aggregate purchase price was $15,573 and was paid in cash of which $3,734 was allocated to goodwill. The goodwill recorded in the acquisition from Bezeq represents future synergy in the Company's digital media services resulting from the use of the Emeq Haela facility for expanding its business.

On November 13, 2012 the Company's U.S. subsidiary, RR media Inc. (RR media America) acquired the assets and operations of SM2 Sports & Media Solutions ("SM2"), a U.S. based provider of occasional-use international sports distribution and syndication services. The Company has accounted for this acquisition as business combination. The aggregate purchase price was $1,218 and was paid in cash of which $1,159 was allocated to goodwill. The goodwill recorded in the acquisition from SM2 represents future synergy in the Company's new activity of Occasional Use broadcast and distribution of live sports in the United States resulting from the use of the Company's infrastructure.

On September 3, 2013, the Company acquired all the issued share capital of TVP Group Ltd., a UK company and the sole shareholder of JCA Ltd., a London-based provider on content management services. The company has accounted for this acquisition as business combination. The aggregate purchase price was $9,000 and includes deferred payment of up to $5,500 payable three years after the closing subject to achievement of defined business results of which $6,385 was allocated to goodwill.

The goodwill recorded in the acquisition from TVP group represents future synergy in the Company's digital media services.

No impairment loss was recognized in 2014, 2013 and 2012.

The difference in goodwill for 2014 is due to foreign currency exchange.

L.           Intangible assets

Intangible assets are stated at cost less accumulated amortization.

Amortization is calculated by the straight-line method on the basis of the estimated useful lives of the assets using annual rates between 10-33%.

Amortization
percentage
Amortizable intangible assets:
Franchise agreement	18-33
Brand name	18.2
Customer relations	8.3-33
Licenses	10

Intangible assets are tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. There were no such triggering events in 2014,2013 and 2012.

M.           Impairment of long-lived assets

In accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment - Overall, long lived assets, such as fixed assets, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long lived asset or asset group is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary.

N.           Stock compensation plans

The Company accounts for its directors and employees stock-based compensation awards in accordance with ASC Topic 718, Compensation - Stock Compensation. ASC Topic 718 requires that all stock- based compensation be recognized as an expense in the financial statements and that such cost be measured at the fair value of the awards at the grant date, ultimately expected to vest (net of forfeitures).

The Company recognizes the cost of awards with graded vesting based on a straight- line method.

O.           Earnings per ordinary share

Basic earnings per Ordinary Share is calculated by dividing the net income attributable to Ordinary Shares by the weighted average number of Ordinary Shares outstanding during the period. The diluted earnings per Ordinary Share calculation is similar to basic earnings per share except that the weighted average of Ordinary Shares outstanding is increased to include outstanding potential Ordinary Shares, during the period if dilutive. Potential Ordinary Shares arise from stock options. The dilutive effect is reflected by the application of the treasury stock method.

The following table summarizes information related to the computation of basic and diluted income per Ordinary Share for the years indicated.

	Year ended December 31
	2012	2013	2014
The number of shares used in per share computation
Weighted average number of ordinary shares
outstanding used in basic income per
ordinary share calculation	17,346,561	17,346,561	17,365,608
Add assumed exercise of outstanding dilutive
potential ordinary shares	-	224,627	306,367

Weighted average number of ordinary shares
outstanding used in diluted income per
ordinary share calculation	17,346,561	17,571,188	17,671,975

The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share, since it would have an anti-dilutive effect was 1,020 and 1,143 and 866 thousands for 2012, 2013 and 2014, respectively.

P.           Income taxes

Income taxes are accounted for under the asset and liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided for deferred tax assets if it is more likely than not, the Company will not be able to realize their benefit. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Deferred tax assets and liabilities are classified as current or non-current items in accordance with the nature of the assets or liabilities to which they relate. When there are no underlying assets or liabilities the deferred tax assets and liabilities are classified in accordance with the period of expected reversal. Income tax expenses represent the tax payable for the period and the changes during the period in deferred tax assets and liabilities.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgement occurs.

The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

Q.           Revenue recognition

The Company recognizes revenues when there is persuasive evidence of an arrangement, no significant obligations in respect of installation remain, the price is fixed or determinable and the collection of the resulting receivable is probable. Revenues from services are recognized on a straight-line basis, over the contractual term of the arrangement during which services are rendered, which generally extends over terms of three to five years with an automatic renewal option for an additional one to five years. Deposits received in advance are classified as deferred revenue and not recognized as revenues until the related services are provided.

VAT collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from revenues in the consolidated statements of income.

R.           Liability in respect of employee's severance payments

The Company records its obligation with respect of employees severance payments as if it was payable at each balance sheet date (the “shut-down method”). The liability is recognized on an undiscounted basis and is calculated on the basis of the latest salary of each employee in Israel multiplied by the number of years of employment as of the balance sheet date. Employee benefits subject to section 14 of the Israel Severance pay law- 1963 are accounted for as defined contribution plans (see Note 9).

S.          Derivative instruments and hedging activities

The Company uses financial instruments such as forward exchange contracts to hedge a portion, but not all, existing and forecasted foreign currency denominated transactions. The purpose of the Company's foreign currency hedging program is to manage the effect of exchange rate fluctuations on its gross profit, operating expenses and eventual cash flows. The Company accounts for derivative and hedging activities in accordance with FASB ASC Topic 815, Derivatives and Hedging, which requires that all derivatives instruments be recorded on the balance sheet as either assets or liabilities at their respective fair value. For derivatives designated in hedging relationships, changes in the fair value are either offset through earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in accumulated other comprehensive income, to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings.

The Company only enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the Company formally documents the hedging relationship and its risk management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument's effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. The Company also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

The Company discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is redesignated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge.

In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the Company continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings. When it is probable that a forecasted transaction will not occur, the Company discontinues hedge accounting and recognizes immediately in earnings gains and losses that were accumulated in other comprehensive income related to the hedging relationship.

Gains or losses resulting from changes in the spot rate on the hedging instrument are recognized in other comprehensive income. Changes attributed to changes in the time value will be recognized in finance costs. Upon expenses recognition, the associated gains or losses that were recognized in other comprehensive income shall be reclassified from equity to cost of goods sold in the profit or loss report.

T.           Concentration of credit risk

Financial instruments that may subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, marketable securities, trade accounts receivable and derivatives financial instruments used in hedging activities. Cash and cash equivalents are deposited with several major financial institutions in Israel and the U.S and UK. The Company invests in securities with original maturity dates of up to four years with credit ratings of BBB and above, and, by policy, limits the amount of credit exposure with any financial institution or commercial issuer. The Company has not experienced any material credit loss on its investments.

The Company performs ongoing credit evaluations of the financial condition of its customers. The risk of collection associated with trade receivables is reduced by the large number and geographical dispersion of the Company's customer base and the Company's policy of generally requiring collateral from its customers to secure accounts receivable.

The Company maintains an allowance for potential credit losses based upon expected collectability of all accounts receivable.

The Company is exposed to credit loss in the event of non- performance by counterparties on the foreign exchange contracts the Company uses in hedging activities. These counterparties are established financial institutions and to date no such counterparty has failed to meet its financial obligations to the Company under such contracts.

For the years ended December 31, 2014, 2013 and 2012 no customer accounts for more than 10% of total revenues.

U.           Fair value measurement

The company applies ASC Topic 820 which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

V.          Recently issued accounting standards

On May 28, 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard is effective for the Company on January 1, 2017.

Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. The Company is evaluating the effect that ASU 2014-09 will have on its consolidated financial statements and related disclosures. The Company has not yet selected a transition method nor has it determined the impact of the standard on its current policies of revenue recognition.